Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIMENSIONAL INVESTMENT GROUP INC
Prospectus Date	rr_ProspectusDate	Feb. 28, 2015
Document Creation Date	dei_DocumentCreationDate	Mar. 20, 2015